Federated Hermes High Income Bond Fund II
(formerly, Federated High Income Bond Fund II)
Portfolio of Investments
September 30, 2020 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—97.7%
	Aerospace/Defense—1.5%
$ 500,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$524,903
525,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	524,969
375,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	378,009
675,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	649,991
100,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	104,000
	TOTAL	2,181,872
	Automotive—5.0%
500,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	477,187
25,000	Adient US LLC, 144A, 7.000%, 5/15/2026	26,816
100,000	Adient US LLC, 144A, 9.000%, 4/15/2025	110,438
375,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	363,516
25,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	26,352
450,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	470,756
125,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	128,359
400,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	391,600
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	300,540
250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	251,094
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	300,218
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	267,953
450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	462,937
325,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	335,562
400,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	396,000
275,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	260,563
75,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	79,345
325,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	347,282
375,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	398,977
375,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	375,461
50,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	52,521
1,100,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	1,143,065
375,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	380,777
	TOTAL	7,347,319
	Building Materials—2.3%
150,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	152,691
600,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	623,625
675,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	684,990
100,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	101,313
125,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	130,757
525,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	552,562
375,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	370,826
750,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	782,179
	TOTAL	3,398,943
	Cable Satellite—8.4%
450,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	476,719
325,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	338,406

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$ 75,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	$77,846
175,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	183,978
1,075,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,139,500
650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	683,962
275,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	298,345
775,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	814,447
325,000		CSC Holdings LLC, 144A, 5.500%, 5/15/2026	338,406
225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	218,138
325,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	331,581
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	452,752
200,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	212,793
225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	251,297
275,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	304,182
450,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	483,469
750,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	773,437
150,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	165,094
300,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	194,220
325,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	204,750
225,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	227,672
375,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	384,765
175,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	181,234
50,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	52,302
450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	484,684
850,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	895,687
250,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	249,062
200,000		Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	208,875
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	205,688
200,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	215,008
200,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	204,375
200,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	202,976
629,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	660,038
200,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	207,250
		TOTAL	12,322,938
		Chemicals—2.9%
200,000		Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	202,229
450,000		Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	458,438
150,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	154,313
675,000		Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	691,102
100,000		Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	108,169
250,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	245,781
425,000		Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	427,061
125,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	134,219
750,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	762,187
250,000		PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	258,099
700,000		Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	743,144
150,000		WR Grace & Co-Conn, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2027	155,186
		TOTAL	4,339,928
		Construction Machinery—0.7%
75,000		United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	76,781
75,000		United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	76,266

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—continued
$ 400,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	$426,250
450,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	474,689
	TOTAL	1,053,986
	Consumer Cyclical Services—1.9%
225,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	239,906
1,125,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	1,224,293
125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	125,938
125,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	130,348
954,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	1,003,312
75,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	78,234
	TOTAL	2,802,031
	Consumer Products—1.1%
150,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	158,042
75,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	80,687
275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	278,438
175,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	181,335
125,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	136,797
100,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	103,500
700,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	718,812
	TOTAL	1,657,611
	Diversified Manufacturing—1.4%
75,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	79,618
725,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	746,148
125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	136,328
250,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	274,270
625,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	626,422
175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	180,031
	TOTAL	2,042,817
	Environmental—0.2%
350,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	320,360
	Finance Companies—1.9%
50,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	47,021
850,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	847,348
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	100,187
100,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	101,375
150,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	148,969
200,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	198,000
900,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	927,000
475,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	501,379
	TOTAL	2,871,279
	Food & Beverage—2.2%
325,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	327,972
475,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	483,028
200,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	208,585
750,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	772,251
150,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	160,691
200,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	212,188
1,075,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,133,120
	TOTAL	3,297,835

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—3.6%
$ 25,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	$27,438
275,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	270,410
325,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	338,839
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	103,481
50,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	51,625
275,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	287,033
475,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	504,120
175,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	169,543
50,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	53,139
625,000	MGM Resorts International, 6.000%, 3/15/2023	649,550
77,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	76,759
181,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	190,172
75,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	78,720
500,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	469,063
800,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	851,500
100,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	92,688
575,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	566,619
25,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	24,656
25,000	VICI Properties LP/VICI Note Co., Inc., 144A, 3.500%, 2/15/2025	24,797
50,000	VICI Properties LP/VICI Note Co., Inc., 144A, 3.750%, 2/15/2027	49,250
200,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	201,245
225,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	230,203
	TOTAL	5,310,850
	Health Care—8.9%
25,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	25,281
75,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	77,279
175,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	176,550
625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	643,684
525,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	526,914
550,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	571,312
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	105,500
550,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	538,312
50,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	48,490
200,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	196,578
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	149,531
725,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	720,541
425,000	HCA, Inc., 5.875%, 2/15/2026	476,531
150,000	HCA, Inc., 5.875%, 5/1/2023	163,500
250,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	255,062
750,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	822,364
175,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	193,703
275,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	315,074
525,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	549,609
200,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	210,107
175,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	184,625
100,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	100,375
625,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	665,625
350,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	363,556
900,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	925,875
500,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	509,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$ 725,000		Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	$500,250
50,000		Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	51,813
50,000		Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	52,741
25,000		Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	25,258
175,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	177,842
300,000		Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	309,330
25,000		Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	26,973
450,000		Tenet Healthcare Corp., 5.125%, 5/1/2025	451,012
275,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	275,963
50,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	48,781
375,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	394,125
325,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	335,132
150,000		Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	157,659
800,000		West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	817,832
		TOTAL	13,140,064
		Health Insurance—1.7%
225,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.250%, 4/1/2025	234,113
250,000		Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	264,180
225,000		Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	229,500
350,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	360,167
175,000		Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	180,084
625,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	655,466
575,000		Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	620,974
		TOTAL	2,544,484
		Independent Energy—5.0%
325,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	203,734
50,000		Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	47,750
125,000		Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	118,359
300,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	296,250
50,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	38,375
250,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	195,265
469,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	135,131
75,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	18,642
400,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	109,458
275,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	112,861
577,000	[1,2]	Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	78,899
200,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	173,266
525,000		Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	496,125
25,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	24,859
125,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	125,859
175,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	180,085
375,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	563
225,000		EQT Corp., Sr. Unsecd. Note, 7.875%, 2/1/2025	249,715
150,000		EQT Corp., Sr. Unsecd. Note, 8.750%, 2/1/2030	177,423
100,000	[3]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	62,313
325,000	[3]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	199,435
200,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	199,593
75,000	[1,2]	Oasis Petroleum, Inc., 6.875%, 3/15/2022	17,766
500,000	[1,2]	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	119,703
350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	297,605

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 75,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	$59,625
275,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	228,766
125,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	84,688
225,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	156,945
200,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	140,560
250,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	229,584
250,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	212,974
275,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	254,203
150,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	151,216
300,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	309,562
50,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	50,000
150,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	149,531
175,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	167,125
225,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	210,375
200,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	145,875
175,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	99,750
50,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 9.250%, 2/1/2026	51,461
425,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	384,667
200,000		SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	107,500
150,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	68,047
25,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	11,177
100,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	44,856
175,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	984
50,000		WPX Energy, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2030	49,467
150,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	152,504
200,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	207,375
		TOTAL	7,407,851
		Industrial - Other—0.6%
75,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	77,132
225,000		Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	234,287
200,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	211,750
275,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	286,313
		TOTAL	809,482
		Insurance - P&C—4.4%
650,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	683,027
825,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	885,687
275,000		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500%, 1/15/2027	279,125
600,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	612,999
225,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	239,203
1,825,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	1,892,990
75,000		NFP Corp., Sec. Fac. Bond, 144A, 7.000%, 5/15/2025	79,828
950,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	961,495
900,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	914,054
		TOTAL	6,548,408
		Leisure—0.6%
75,000		SeaWorld Parks & Entertainment, Inc., 144A, 9.500%, 8/1/2025	77,624
575,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	545,991
50,000		Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	53,281
250,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	221,921
		TOTAL	898,817

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Lodging—0.6%
$ 75,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	$77,984
100,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	105,937
375,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	386,179
175,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	180,631
150,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	145,781
	TOTAL	896,512
	Media Entertainment—6.4%
100,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	103,520
550,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	563,062
425,000	CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	356,203
175,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	162,415
350,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	248,470
450,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	234,562
350,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	305,746
75,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	81,404
250,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	255,469
250,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	259,844
100,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	94,414
150,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	146,504
50,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	52,183
806,114	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	795,485
100,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 4.875%, 1/15/2029	104,250
450,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	455,976
50,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	51,594
325,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	344,032
525,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	536,812
375,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	393,943
475,000	Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	476,662
325,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	330,891
75,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	77,250
100,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	103,688
225,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	217,406
75,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	69,765
875,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	864,990
475,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	465,642
100,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2026	102,370
325,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	321,243
850,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	857,969
	TOTAL	9,433,764
	Metals & Mining—1.3%
425,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	425,487
150,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	155,374
275,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	289,637
200,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	209,408
75,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	80,564
375,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	415,547
125,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	127,413
250,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	254,860
	TOTAL	1,958,290

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—7.8%
$ 175,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	$192,133
400,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	440,618
500,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	412,450
225,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	186,750
550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	471,625
500,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	486,875
325,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	314,031
250,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	256,000
425,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	442,722
225,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	231,073
175,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	179,922
575,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	584,234
250,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	265,359
175,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	180,687
150,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	150,075
275,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	277,524
100,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	94,344
250,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	249,662
225,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	220,922
177,000	MPLX LP, Sr. Unsecd. Note, Series WI, 6.250%, 10/15/2022	177,195
700,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	693,000
25,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.750%, 10/1/2025	25,883
100,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	100,454
75,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.375%, 10/1/2030	78,000
150,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	151,485
425,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	428,989
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	462,094
475,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	334,170
475,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	272,873
50,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	50,116
200,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	205,212
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	497,970
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	73,313
275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	277,182
475,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	488,573
75,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	78,375
250,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	259,640
100,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	100,780
150,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	141,750
25,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	24,375
575,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	465,750
125,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	107,109
75,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	62,250
150,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.050%, 2/1/2030	146,437
100,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 6.250%, 2/1/2050	92,804
	TOTAL	11,432,785
	Oil Field Services—1.5%
125,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	118,125
525,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	505,423
175,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	86,844

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Oil Field Services—continued
$ 75,000		Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	$36,328
150,000		Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	97,011
225,000		Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	171,703
175,000	[4]	Sesi LLC, 7.125%, 12/15/2021	43,750
675,000	[4]	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	168,750
350,000		Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	140,000
325,000		USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	322,826
500,000		USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	496,562
		TOTAL	2,187,322
		Packaging—6.3%
850,000		ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	846,642
200,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	204,000
350,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	357,000
200,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	207,860
375,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	371,250
400,000		Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	419,918
225,000		Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	236,391
75,000		Berry Plastics Corp., 6.000%, 10/15/2022	75,341
300,000		Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	301,500
1,000,000		Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	942,500
175,000		Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	182,186
950,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	952,375
700,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	708,750
425,000		Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	449,924
150,000		Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	157,875
200,000		Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	218,625
100,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	108,500
427,000		Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	434,686
600,000		Reynolds Group Issuer, Inc./LLC/LU, Sec. Fac. Bond, 144A, 4.000%, 10/15/2027	604,620
125,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	130,913
150,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	166,969
500,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	494,322
175,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	186,209
200,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	207,595
300,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	324,000
		TOTAL	9,289,951
		Paper—0.7%
725,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	762,142
150,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	151,219
125,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	135,757
		TOTAL	1,049,118
		Pharmaceuticals—3.2%
200,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	204,950
200,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	212,625
175,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	170,188
45,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	44,972
25,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	24,895
1,175,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	1,204,081
75,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	77,250
300,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	323,380

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$ 600,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	$660,099
375,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	408,862
431,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., 144A, 6.000%, 6/30/2028	317,216
196,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Term Loan - 2nd Lien, 144A, 9.500%, 7/31/2027	205,188
225,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	232,117
175,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	182,875
925,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	233,562
575,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	145,906
		TOTAL	4,648,166
		Restaurant—2.0%
250,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	255,373
975,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	1,001,379
200,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	203,890
650,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 2nd Lien, 144A, 4.000%, 10/15/2030	656,636
75,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	78,915
75,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	80,953
500,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	520,750
75,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	82,969
		TOTAL	2,880,865
		Retailers—0.4%
300,000		Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	314,007
228,532	[5]	Party City Holdings, Inc., Series 144A, 5.750% (3-month USLIBOR 0.750% Floor +5.000%), 7/15/2025	171,399
75,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	78,703
50,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	52,313
		TOTAL	616,422
		Supermarkets—0.7%
325,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	316,062
75,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	78,263
75,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	80,189
50,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	54,946
480,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	496,894
		TOTAL	1,026,354
		Technology—6.8%
325,000		AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	345,005
125,000		Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	132,313
175,000		Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	177,187
75,000		BY Crown Parent LLC/BY Bond Finance, Inc., 144A, 4.250%, 1/31/2026	76,453
75,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	74,859
125,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	129,586
175,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	191,953
900,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	937,170
250,000		Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	250,931
125,000		Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	133,672
900,000		Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	987,750
100,000		Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	101,343
25,000		Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	26,224
675,000		JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	687,585
325,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	330,484
225,000		Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	233,705
250,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	250,156

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 350,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	$350,656
50,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	52,389
150,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	166,069
125,000	ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	126,994
150,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	154,542
175,000	Qorvo, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/1/2031	178,325
200,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	212,844
75,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	76,276
75,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	78,940
200,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	209,875
75,000	Sensata Technologies, Inc., 144A, 3.750%, 2/15/2031	74,719
625,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	664,981
120,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	129,111
510,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	578,756
1,200,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	1,226,982
375,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	383,867
225,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	232,312
	TOTAL	9,964,014
	Transportation Services—0.3%
200,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	192,875
275,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	281,875
	TOTAL	474,750
	Utility - Electric—3.0%
300,000	Calpine Corp., 144A, 4.500%, 2/15/2028	307,746
200,000	Calpine Corp., 144A, 5.250%, 6/1/2026	208,389
25,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	25,016
25,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	25,529
125,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	129,552
75,000	DPL, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2025	78,578
775,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	818,109
300,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	326,945
450,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	479,765
50,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	54,031
125,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	129,922
50,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	51,364
50,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	53,236
750,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	822,412
300,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	315,375
175,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	182,875
400,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	422,664
	TOTAL	4,431,508
	Wireless Communications—2.4%
850,000	Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	891,607
350,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	436,524
700,000	Sprint Corp., 7.125%, 6/15/2024	806,309
150,000	Sprint Corp., 7.875%, 9/15/2023	172,144
150,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	175,781
150,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	154,841
250,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	267,748
275,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	276,059

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$ 325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	$340,031
		TOTAL	3,521,044
		TOTAL CORPORATE BONDS (IDENTIFIED COST $146,922,098)	144,107,740
		COMMON STOCKS—0.2%
		Chemicals—0.1%
8,506	[2]	Hexion Holdings Corp.	87,187
		Independent Energy—0.1%
7,874	[2]	Whiting Petroleum Corp.	136,141
		Media Entertainment—0.0%
7,915	[2]	iHeartMedia, Inc.	64,270
		Retailers—0.0%
23,254	[2]	Party City Holdco, Inc.	60,460
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,022,567)	348,058
		FLOATING RATE LOAN—0.2%
		Health Care—0.2%
$ 323,909	[5]	Envision Healthcare Corp., 1st Lien PIK Term Loan B, 7.000% (3-month USLIBOR 1.000% Floor +6.000%), 10/10/2025 (IDENTIFIED COST $565,116)	218,638
		REPURCHASE AGREEMENT—2.0%
3,014,000		Interest in $2,135,000,000 joint repurchase agreement 0.08%, dated 9/30/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,135,004,744 on 10/1/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2049 and the market value of those underlying securities was $2,177,704,840. (IDENTIFIED COST $3,014,000)	3,014,000
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $151,523,781)	147,688,436
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[6]	(102,776)
		TOTAL NET ASSETS—100%	$147,585,660

1	Issuer in default.
2	Non-income-producing security.
3	The company filed for Chapter 11 on 11/14/2020.
4	The company announced it intends to restructure through a Chapter 11 filing.
5	Floating/variable note with current rate and current maturity or next reset date shown.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$144,107,740	$—	$144,107,740
Floating Rate Loan	—	218,638	—	218,638
Equity Securities:
Common Stocks
Domestic	348,058	—	—	348,058
Repurchase Agreement	—	3,014,000	—	3,014,000
TOTAL SECURITIES	$348,058	$147,340,378	$—	$147,688,436

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
PIK	—Payment in Kind